Average Annual Total Returns - FidelityValueFund-RetailPRO - FidelityValueFund-RetailPRO - Fidelity Value Fund	Dec. 30, 2024
Fidelity Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.53%
Past 5 years	16.20%
Past 10 years	9.40%
Fidelity Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.45%
Past 5 years	14.77%
Past 10 years	7.82%
Fidelity Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.25%
Past 5 years	12.82%
Past 10 years	7.15%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%